Consolidated Statements of Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash and due from banks	$ 22,910,284	$ 15,607,813
Federal funds sold	17,661,389	18,133,603
Total cash and cash equivalents	40,571,673	33,741,416
Trading securities	7,010,349	7,691,331
Securities, available for sale	197,305,166	227,477,867
Securities, held to maturity (fair value $49,264,203 and $25,069,752 respectively)	47,198,910	24,143,606
Mortgage loans held for sale	688,416	857,181
Loans receivable	287,818,861	286,849,908
Allowance for loan losses	(2,899,525)	(4,276,449)
Net loans receivable	284,919,336	282,573,459
Federal Home Loan Bank stock, at cost	2,101,700	2,108,900
Premises and equipment, net	21,379,743	19,902,630
Accrued interest receivable	2,226,551	2,454,753
Bank owned life insurance	16,978,468	16,331,793
Other assets	18,385,587	19,777,031
Goodwill	23,982,454	23,300,621
Other intangible assets	964,226	1,217,941
TOTAL ASSETS	663,712,579	661,578,529
Interest bearing deposits	481,505,452	486,984,708
Non-interest bearing deposits	69,119,138	65,179,106
Borrowings	11,000,000	12,000,000
Other liabilities	14,126,801	11,494,420
Total Liabilities	575,751,391	575,658,234
Commitments and contingent liabilities (Note 14)
Preferred stock, 10,000,000 shares authorized ; 0 issued and outstanding
Common stock, $.01 par value, 30,000,000 shares authorized; 6,915,570 issued at December 31, 2011; 7,164,794 shares issued at December 31, 2010	69,156	71,648
Additional paid-in capital	43,396,150	45,636,501
Retained earnings	47,210,558	44,816,499
Accumulated other comprehensive loss	(2,122,238)	(6,198,239)
Treasury stock (at cost, 2,521 shares)	(19,790)	(19,790)
Unearned employee stock ownership plan (ESOP) (78,956 and 118,228 shares)	(631,648)	(945,824)
Total Oneida Financial Corp stockholders' equity	87,902,188	83,360,795
Noncontrolling interest	59,000	2,559,500
TOTAL STOCKHOLDERS' EQUITY	87,961,188	85,920,295
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 663,712,579	$ 661,578,529